DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION	12 Months Ended
Dec. 31, 2011
DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION
DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION

4. DIVESTED BUSINESSES, DISCONTINUED OPERATIONS AND HELD-FOR-SALE CLASSIFICATION

DIVESTED BUSINESSES

AIA Initial Public Offering

    During the second quarter of 2010, AIG and Prudential plc terminated the AIA purchase agreement they had entered in March 2010 and in accordance with the terms of the purchase agreement, Prudential plc paid AIG a termination fee of $228 million, which is included in Net (gain) loss on sale of properties and divested businesses in the Consolidated Statement of Operations.

    On October 29, 2010, AIG completed an IPO of 8.08 billion ordinary shares of AIA for aggregate gross proceeds of approximately $20.5 billion. Upon completion of the IPO, AIG owned 33 percent of AIA's outstanding shares. Accordingly, AIG deconsolidated AIA and recorded a pre-tax gain of $18.1 billion in 2010. Under the terms of an agreement with the underwriters, AIG is precluded from selling or hedging more than one-half of its remaining shares of AIA until April 18, 2012. Based on AIG's continuing involvement as a result of its 33 percent ownership and board representation, AIA is not being presented as a discontinued operation in the Consolidated Financial Statements at December 31, 2011 and 2010. AIG accounts for its investment in AIA under the fair value option with gains and losses recorded in Net investment income. At December 31, 2011 and 2010, the fair value of AIG's retained interest in AIA was approximately $12.4 billion and approximately $11.1 billion, respectively, and is included in Other invested assets.

DISCONTINUED OPERATIONS

    The results of operations for the following sales are presented as discontinued operations in AIG's Consolidated Statement of Operations.

ALICO Sale

    On March 7, 2010, AIG and the ALICO SPV entered into a definitive agreement with MetLife for the sale of ALICO by the ALICO SPV to MetLife, and the sale of Delaware American Life Insurance Company by AIG to MetLife, for consideration then valued at approximately $15.5 billion, consisting of $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The ALICO sale closed on November 1, 2010. AIG does not have any significant continuing involvement with or significant continuing cash flows from ALICO. The fair value of the consideration at closing was approximately $16.2 billion. At December 31, 2010, a total of $6.5 billion was included in common and preferred stock trading.

    On the closing date, as consideration for the ALICO sale, the ALICO SPV received net cash consideration of $7.2 billion (which included an upward price adjustment of approximately $400 million pursuant to the terms of the ALICO stock purchase agreement), 78,239,712 shares of MetLife common stock, 6,857,000 shares of newly issued MetLife participating preferred stock convertible into 68,570,000 shares of MetLife common stock upon the approval of MetLife shareholders and 40,000,000 equity units of MetLife with an aggregate stated value of $3.2 billion. AIG recorded a pre-tax gain of $7.9 billion on the transaction in 2010.

    As part of the Recapitalization, AIG used approximately $6.1 billion of the cash proceeds from the ALICO sale to pay down a portion of the liquidation preference of the SPV Preferred Interests.

AGF Sale

    On August 10, 2010, AIG entered into a definitive agreement to sell an 80 percent economic interest (84 percent voting interest) in American General Finance, Inc. (AGF) for $125 million. The AGF sale closed on November 30, 2010. AIG's voting ownership interest in AGF was reduced to approximately 16 percent, and AIG does not otherwise have significant continuing involvement with or significant continuing cash flows from AGF. AIG is carrying its retained investment in AGF of approximately $30 million as a cost method investment in Other invested assets. As a result of this transaction, AIG recorded a pre-tax loss of $1.7 billion in 2010.

    The components of the $1.7 billion charge consisted of the difference between (i) the sum of the fair value of the agreed consideration and AIG's retained 20 percent economic interest and (ii) the net book value of the assets. Prior to the agreed sale, AGF's business and underlying assets were subject to periodic impairment assessments under a held-for-use model and did not meet the criteria for held-for-sale accounting. The large majority of AGF's assets were consumer finance and mortgage loans held for investment and thus were not carried at fair value.

AIG Star and AIG Edison Sale

    On September 30, 2010, AIG entered into a definitive agreement with Prudential Financial, Inc. for the sale of its Japan-based insurance subsidiaries, AIG Star and AIG Edison, for total consideration of $4.8 billion, including the assumption of certain outstanding debt totaling $0.6 billion owed by AIG Star and AIG Edison. The transaction closed on February 1, 2011 and AIG recognized a pre-tax gain of $3.5 billion on the sale that is reflected in Income (loss) from discontinued operations in the Consolidated Statement of Operations. In connection with the sale, AIG recorded a goodwill impairment charge of $1.3 billion in the third quarter of 2010.

Nan Shan Sale

    On January 12, 2011, AIG entered into an agreement to sell its 97.57 percent interest in Nan Shan to a Taiwan-based consortium. The transaction was consummated on August 18, 2011 for net proceeds of $2.15 billion in cash. AIG recorded a pre-tax loss of $1.0 billion for the year ended December 31, 2011 largely offsetting Nan Shan operating results for the period, which is reflected in Income (loss) from discontinued operations in the Consolidated Statement of Operations. The net proceeds from the transaction were used to pay down a portion of the liquidation preference of the Department of the Treasury's AIA SPV Preferred Interests.

    See Note 16 herein for a discussion of guarantees and indemnifications associated with sales of businesses.

    ALICO, Nan Shan, AIG Star and AIG Edison previously were components of the Foreign Life Insurance & Retirement Services reportable segment and AGF previously was a component of the Financial Services reportable segment. Results from discontinued operations for 2011, 2010 and 2009 include the results of Nan Shan, AIG Star and AIG Edison through the date of disposition. Results from discontinued operations for 2010 and 2009 also include the results of ALICO and AGF, which were sold during 2010. The results also include adjustments for guarantees and indemnifications related to these sold businesses.

    Certain other sales completed during 2011, 2010 and 2009 were not classified as discontinued operations because AIG continued to generate significant direct revenue-producing or cost-generating cash flows from the businesses or because associated assets, liabilities and results of operations were not material, individually or in the aggregate, to AIG's consolidated financial position or results of operations.

The following table summarizes income (loss) from discontinued operations:

Years Ended December 31, (in millions)	2011	2010	2009

Revenues:
Premiums	$5,012	$18,296	$18,325
Net investment income	1,632	6,924	7,851
Net realized capital gains (losses)	844	289	(920)
Other income	5	1,607	2,285

Total revenues	7,493	27,116	27,541

Benefits, claims and expenses*	6,324	29,219	25,975
Interest expense allocation	2	75	89

Income (loss) from discontinued operations	1,167	(2,178)	1,477

Gain (loss) on sales	2,338	5,389	(530)

Income from discontinued operations, before tax expense (benefit)	3,505	3,211	947

Income tax expense (benefit)	1,038	3,856	(1,714)

Income (loss) from discontinued operations, net of income tax	$2,467	$(645)	$2,661

*
In 2010, includes goodwill impairment charges of $3.3 billion related to the sale of ALICO and $1.3 billion related to the sale of AIG Star and AIG Edison. See Note 2(j) – Goodwill herein for further discussion.

Interest Expense Allocation

    Interest expense allocated to discontinued operations gives effect to the provisions of the Recapitalization discussed in Note 1 for all periods presented. For this reason, an interest allocation to discontinued operations related to a portion of the ALICO and all the AGF proceeds was required.

    The interest expense allocated to discontinued operations was based on the anticipated net proceeds that would be applied toward the repayment of the FRBNY Credit Facility from the sales of ALICO and AGF multiplied by the daily interest rate on the FRBNY Credit Facility for each respective period. The periodic amortization of the prepaid commitment fee allocated to discontinued operations was determined based on the ratio of funds committed to repay the FRBNY Credit Facility to the total amount of credit available under the FRBNY Credit Facility.

    Prior to the Recapitalization, the terms of the FRBNY Credit Facility contractually required net proceeds from dispositions, after taxes and transaction expenses, to the extent such proceeds did not represent capital of AIG's insurance subsidiaries required for regulatory or ratings purposes, to be applied toward the repayment of the FRBNY Credit Facility as mandatory prepayments unless otherwise agreed with the FRBNY. Mandatory prepayments reduced the amount available to be borrowed under the FRBNY Credit Facility by the amount of the prepayment. In conjunction with anticipated prepayments, AIG allocated interest expense, including periodic amortization of the prepaid commitment fee asset, to Income (loss) from discontinued operations. As a result of the revised terms for repayment of the FRBNY Credit Facility, interest expense that was previously allocated to discontinued operations in connection with the sales of AIG Star, AIG Edison and Nan Shan was reclassified to continuing operations for all periods presented.

HELD-FOR-SALE CLASSIFICATION

    At December 31, 2011, AIG had completed the sales of its remaining assets and liabilities that had been classified as held-for-sale. At December 31, 2010, held-for-sale assets and liabilities consisted of Nan Shan, AIG Star, and AIG Edison, and aircraft that remained to be sold by ILFC under agreements for sale.

The following table summarizes the components of assets and liabilities held for sale on the Consolidated Balance Sheet as of December 31, 2010:

(in millions)	December 31, 2010

Assets:
Fixed maturity securities	$77,905
Equity securities	4,488
Mortgage and other loans receivable, net	5,584
Other invested assets	4,167
Short-term investments	3,670
Deferred policy acquisition costs and Other assets	5,147
Separate account assets	3,745

Assets of businesses held for sale	104,706

Flight equipment*	255

Total assets held for sale	$104,961

Liabilities:
Future policy benefits for life and accident and health insurance contracts	$61,767
Policyholder contract deposits	26,847
Other liabilities	3,039
Other long-term debt	525
Separate account liabilities	3,745

Total liabilities held for sale	$95,923

*
Represents nine aircraft that were under agreements for sale by ILFC at December 31, 2010.